20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2020
Provision For Tax Social Security Labor Civil Environmental Risks And Judicial Deposits
PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS
20.	PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Tax	134,645	128,411	2,444	31,060
Social security	8,170	7,039
Labor	328,334	305,309	212,737	227,213
Civil	151,776	138,990	67,819	53,771
Environmental	12,463	43,498	17,683	3,731
Deposit of a guarantee			24,434	12,596
	635,388	623,247	325,117	328,371

Classified:
Current	81,073	96,479
Non-current	554,315	526,768	325,117	328,371
	635,388	623,247	325,117	328,371

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2020 can be summarized as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2019	Additions	Accrued charges	Net utilization of reversal	12/31/2020
Tax	128,411	8,626	4,267	(6,659)	134,645
Social security	7,039	5,892	192	(4,953)	8,170
Labor	305,309	44,693	39,507	(61,175)	328,334
Civil	138,990	46,577	15,579	(49,370)	151,776
Environmental	43,498	4,525	326	(35,886)	12,463
	623,247	110,313	59,871	(158,043)	635,388

Tax proceedings

The main lawsuits that are considered by the external legal advisors as probable loss of tax nature are (i) some tax assessment notices; (ii) divergences between calculated and paid VAT (ICMS); (iii) Requests for compensation not approved due to the lack of credit rights.

Labor proceedings

The Company appears as a defendant, on December 31, 2020, in 8,784 labor claims. The majority of claims for actions are related to subsidiary and / or joint liability, equal pay, unhealthy and hazardous work premiums, overtime, health insurance, indemnity claims arising from alleged involvement of occupational diseases or accidents at work, intra-day break and differences in profit sharing in the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2020 there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company’s accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company’s accounting policies.

Civil proceedings

Among the civil lawsuits in which he is a defendant, there are mainly suits for damages. Such processes, in general, result from work accidents, occupational diseases, contractual discussions, related to the Group’s industrial activities, real estate actions, health insurance.

Environmental Proceedings

Among the environmental administrative / judicial proceedings in which the Company is a defendant, there are administrative procedures aimed at finding possible occurrences of environmental irregularities and regularizing environmental licenses; at the judicial level, there are actions for the enforcement of fines imposed as a result of such alleged irregularities and public civil actions with a request for regularization combined with indemnities, which consist of environmental recovery, in most cases. Such processes, in general, result from discussions of alleged impact to the environment related to the Company’s industrial activities.

Processes of an environmental nature are highly complex in estimating the value at risk, as the procedural evolution, the extent of possible damage and the projection of repair costs must be taken into account, among various aspects.

There are other processes of an environmental nature for which it is not yet possible to assess the risk and the contingency amount due to the aforementioned complexity of estimation, the peculiarities of the matters that involve them and the procedural stages in which they are. The main environmental judicial and administrative procedures are listed below:

• In July 2012, the Public Ministry of the State of Rio de Janeiro (MPE / RJ) and the Federal Public Ministry (MPF) filed separate public civil actions in the State and Federal Courts alleging the existence of an allegedly contaminated area in the Volta Grande IV Condominium. In view of the conflict of competence to judge the actions, the Superior Court of Justice (STJ) declared the competence of the Federal Justice to process and judge such actions. In brief summary, the MPF maintains that the Company should (i) remove all the waste disposed of in the area used as an industrial landfill in the city of Volta Redonda and (ii) transfer 750 residences located in the Volta Grande IV condominium, also in the city of Volta Redonda . These requests were denied by the Court, and it was determined that a timetable was presented to investigate the area and, if necessary, to remedy the potential issues raised by the MPF. This schedule was presented, indicating the completion of all studies related to the investigation phases, including the risk assessment and intervention plan, which were completed on April 30, 2014. In addition, there are pending indemnity suits filed by the owners of houses in the Volta Grande IV condominium, with requests for compensation for the alleged moral and material damages sustained, which have not yet been judged. Currently, the process (ACP) is awaiting the start of the investigation phase.

• In January 2014, an Annulment Action was issued with the objective of declaring the nullity of the Notice of Infraction drawn up by INEA for the alleged contamination of the soil and groundwater in the Condominium Volta Grande IV. The penalty applied was a simple fine, in the original amount of R$35 million. The request for a preliminary suspension of the demand for the debt was not considered, which is why INEA filed a Tax Enforcement Action. Currently, due to harmful external issues, the proceedings have been temporarily suspended, until the conclusion of the expert examination at ACP Volta Grande IV and / or contrary decisions of the courts.

• With regard to other areas allegedly contaminated in the city of Volta Redonda, the Public Ministry filed three other public civil actions aimed at environmental remediation and compensation for areas called Marcia I, II, III and IV, Wandir I and II and Recycle. Regarding the area called Marcia I, the phase of producing evidence ended on 03/04/20, there was a decision converting the trial into a conciliation hearing, given the great length of time elapsed in the conclusion of the sentence (2017 to 2019), the which was postponed without setting a new date due to the pandemic. At this hearing, the parties must present the status of the area’s environmental management measures. The other two ACPs are in the initial stage and CSN is currently conducting environmental studies that will determine the extent of possible environmental damage caused by soil contamination, as well as the implementation of actions to comply with applicable laws.

• In 2015, the Federal Public Ministry filed a public civil action against CSN requesting the adaptation and regularization of the particulate matter emission at the Presidente Vargas Steelworks, with the consequent paralysis of its activities. According to CONAMA Resolution No. 436/2011, companies would have until December 2018 to adjust the emission of particulates to the new required legal standards. This was made compatible with INEA with the schedule of actions and measures provided for in TAC 07/2018. Currently, the process is awaiting the start of the investigation phase.

• In 2016, CSN was cited in a public civil action filed by the Federal Public Ministry and the Public Ministry of the State of Rio de Janeiro, due to the alleged irregular deposit of waste in the area called “Aterro Panco”. In this action, there are requests for recovery of degraded areas, repair of damage to flora and fauna, and human health, as well as compensation for material and moral damage caused to the environment. Currently, the process is awaiting the start of the investigation phase.

• In 1988, the Federal Public Ministry filed a public civil action against CSN for alleged environmental contamination and pollution of the Paraíba do Sul River, allegedly caused by industrial activity in the area. In 1995, the court determined the meeting of cases No. 15,497; 17,563; No. 7,304; and, No. 7,624, in view of the connection characterized and determined the joining of the 4 shares.

The Federal Regional Court of the Second Region upheld the first instance conviction, reiterating the Company’s obligation to compensate for possible environmental damage caused to the ecosystem. The Company appealed to the Superior Court of Justice (STJ), which accepted the appeal and annulled the previous decisions, determining the return of the records to the 1st Instance to resume the process. Currently, the process awaits the new beginning of the investigation phase.

• In 2009 and 2010, Terms of Judicial Agreements (TAJ’s) were signed with the Federal Public Ministry seeking the recovery of environmental liabilities caused by coal mining in the Southeast Region of Santa Catarina until the 1990s. The environmental liabilities covered by the agreements include the restoration of certain degraded areas. In March 2018, the parties renegotiated a new agreement, with the extension of the works schedule until 2030, which was ratified in court on 06/06/18. Currently, the Company negotiates with the MPF the suspension of the TAJ terms for negotiation and adjustment of the obligations and compensatory measures provided for.

• In July 2018, the Company and the company Harsco Metals (“Harsco”), a company providing services to CSN, were cited in a new public civil action filed jointly by the Federal Public Ministry and the Public Ministry of the State of Rio de Janeiro, due to the supposed irregular deposit of waste (steel slag) in the area called “Slag Processing Yard”. A preliminary decision was issued that established a certain limitation in the monthly sending of slag to the referred yard, reducing the height of the piles and removing the excess of the stored material. However, recent studies carried out by independent companies, attest to the absence of environmental risks or impacts. The Company and Harsco have been looking for feasible alternative solutions to end the process. Currently, the process is awaiting the start of the investigation phase.

• In January 1995, the ACP was filed by the Municipality of Volta Redonda / RJ (“MVR”), pleading CSN’s condemnation of compliance with 26 items of Compensatory Environmental Programs. After the contestation, the parties entered into an instrument of Transaction (1995), establishing the effective obligations of CSN, as well as the environmental compensation, ratified in court by sentence. The municipality of Volta Redonda disagreed about the compliance with the ratified agreement and in 2015 the process of liquidating unfulfilled obligations was initiated. On 12/27/18, a new agreement was signed between CSN and MVR to end the legal dispute, through reciprocal concessions from the parties, with the MVR expressly waiving the right on which the lawsuit is founded and CSN the additional investment in the amount of R$21 million, 30% of which should be allocated to services of environmental interest, works for the preservation, improvement and recovery of the quality of the environment in Volta Redonda. In 2019, the agreement signed between CSN and MVR was approved with the actual disbursement by CSN of R$25MM, which was appealed by the Public Prosecutor’s Office, however dismissed by the Rio de Janeiro Court of Justice, confirming the decision of the lower court that ratified the agreement signed between the Company and the MVR.

• In August 2017, CSN initiated an annulment action against the tax assessment notice that imposed a fine on CSN (R$25 million - updated until December / 19), for alleged water pollution in the Paraíba do Sul River, with the launch of effluents from the Alto Forno 2 ETE, due to an accident that occurred on 11/27/2010. The enforceability of the fine is suspended due to a preliminary injunction, and the process is awaiting the start of the investigation phase.

• In December 2019, a Public Civil Action was initiated against Sepetiba TECON and INEA with a view to suspending the environmental licensing processes of the Sepetiba TECON container terminal until the study of the environmental support capacity of Sepetiba Bay is carried out, and the INEA refrain from licensing new ventures or potentially polluting activities on the site, which may harm the socio-environmental balance of the Bay and the preservation of marine fauna. Sepetiba TECON became aware of the action through news published on the MPF website. On 12/19/19, the court dismissed the request for emergency relief requested by the MPF, as well as the Federal Union and IBAMA’s decision was determined. After the challenge is submitted by TECON, the process awaits the start of the investigation phase.

• In June 2019, CSN filed a lawsuit against the INEA Notification that determined the suspension of solid bulk handling operations at TECON due to the alleged lack of activity forecast under the respective Operation License. A preliminary injunction was granted to suspend the effects of the Notification and allow the continuation of the solid bulk handling operation until the final judgment of the action. After the favorable decision is confirmed by the Court on appeal, the case awaits the initiation of the investigation phase.

•	administrative and judicial proceedings

The Company does not make provisions for lawsuits, which Management’s expectation, based on the opinion of legal counsel, is a possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance at December 31, 2020 and December 31, 2019.

		Consolidated
	12/31/2020	12/31/2019
Assessment Notice and imposition of fine (AIIM) / Tax Enforcement - Income tax and social contribution - Capital gain on sale of NAMISA's shares	12,694,021	12,412,964

Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.	3,930,093	3,867,663

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	1,956,898	2,249,708

Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012 and 2014	3,461,574	2,946,288

Tax foreclosures - ICMS - Electricity credits	841,401	1,022,371

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	1,845,379	1,100,564

Disallowance of the ICMS credits - Transfer of iron ore	624,645	567,534

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	317,848	310,349

Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	583,478	538,268

Assessment Notice- IRRF- Capital Gain of CFM vendors located abroad	260,326	254,850

CFEM – difference of understanding between CSN and DNPM on the calculation basis	1,051,661	1,020,266

Assessment Notice- ICMS- questions about sales for incentive area	1,111,034	1,015,812

Other tax lawsuits (federal, state, and municipal)	3,886,976	4,478,014

Social security lawsuits	233,116	325,492

Action to discuss the balance of the construction contract – Tebas	487,124	468,776

Action related to power supply payment’s charge - Light	288,390	253,569

Indemnity action due to the supply contract termination - Indumill	237,795	215,281

Enforcement action applied by Brazilian antitrust authorities (CADE)	95,833	93,212

Civil Public Action - Districts / School / Nursery relocation-CdP Dam (1)	12,207	20,000

Other civil lawsuits	777,850	764,127

Labor and social security lawsuits	1,506,626	1,565,237

Tax foreclosures – Fine – Volta Redonda IV (2)	94,304	84,599

ACP landfill Márcia (3)	306,389	-

Assessment Notice and imposition of fine (AIIM) - Charge of IRRF- RFB - Business combination (year 2015) between Namisa, Congonhas Minérios (current CSN Mineração) and consortium	862,324	-

Assessment Notice and imposition of fine (AIIM) - SEFAZ/RJ - ICMS on purchases of intermediate products (4)	498,002	-

Assessment Notice and imposition of fine (AIIM) - RFB - Disallowance of credits PIS/COFINS of inputs and freight	1,082,517	-

Other environmental lawsuits	257,965	215,691
	39,305,776	35,790,635

(1) In May 2019, the State Prosecutor’s Office of the State of Minas Gerais filed an ACP order to compel CSN Mineração SA to adopt mitigating measures regarding the psychological risks and losses allegedly generated by the Casa de Pedra Dam, reallocating residents, who so wish, with rents and social assistance, as well as relocating children who attended a new daycare and school that were closed, rebuilding new daycare and school in a safe place. In a preliminary injunction, the 1st Instance Magistrate ordered the blocking of three million reais for the construction of the day care center and school, a decision suspended by the 2nd Instance Court. The State Public Prosecutor of the State of Minas Gerais also pleaded for the payment of moral damages collective actions, as well as for the permanent reallocation of people, at the expense of CSN Mineração SA The lawsuit is in its initial phase and there is still no judicial sentence related to the case.

(2) On April 8, 2013, INEA applied a fine of R$35 million to CSN in relation to aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the public civil action filed in July 2012. In relation to the application of this fine, an annulment action was filed, distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, aiming at the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action, with an adjusted amount of R$42 million, in order to enforce the amount of the fine imposed. The Tax Foreclosure action mentioned was distributed in May 2014 to the 4th Registry of Active Debt of Volta Redonda, in the State of Rio de Janeiro. Currently, these actions are suspended until the conclusion of the investigation to be carried out in the Environmental Public Civil Action of the Condominium Volta Grande IV, whose merit discusses possible contamination of the site.

(3) This is an Environmental Public Civil Action, proposed by the MPF, with a claim for indemnity for collective moral damages and material damages, for allegedly irregular deposit of steel residues, in addition to being set aside for non-compliance with the injunction.

(4) Infraction Notice (AIIM) drawn up by SEFAZ / RJ for ICMS and Fine requirement for the alleged improper use of ICMS credit for the period 2015 to 2020 resulting from the acquisition of intermediate products used in the UPV (refractories, belts, cylinders, chemical agents, etc.), which were classified by the Inspection as of use / consumption and without the right to credit.

The Company has been offering judicial guarantees (Guarantee Insurance / Letter of Guarantee) in the total and updated amount of R$4,542,786, as determined by the procedural legislation in force.

The assessments made by legal advisors define these administrative and judicial proceedings as a possible risk of loss and, consequently, no loss provisions have been recognized.

Accounting Policy

Only provisions estimated as probable risk of loss are recorded, substantiated in the assessment of our legal advisors, and at amounts that will be required to settle the litigations. The obligation is updated in accordance with the evolution of the lawsuit or financial charges incurred and will be reversed if the estimated loss is no longer considered probable due to changes in circumstances or derecognized when the obligation is settled.